UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21396
                                                    -----------

                  Excelsior Absolute Return Fund of Funds, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203)352-4497
                                                          --------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: June 30, 2006
                                              -----------------

ITEM 1.   SCHEDULE OF INVESTMENTS

The Registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the Registrant at June 30, 2006 was 85.92%. The Registrant has included the Company's schedule of investments as of June 30, 2006, below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 29, 2006.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
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                                                                   June 30, 2006

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

                                                                                   % of     % Ownership     First
                                              First                              Members'        of       Available
                                           Acquisition                Fair       Equity -    Investment  Redemption
Investment Funds                              Date       Cost        Value     Net Assets      Funds        Date*     Liquidity**
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------
Citadel Wellington, LLC                   12/1/2003  $  10,690,637  $ 15,342,421    5.98%        0.51%      N/A            Quarterly
Highbridge Capital Corporation - Class A  12/1/2003     11,250,000    13,998,540    5.45%        0.22%      N/A            Quarterly
MKP Opportunity Partners, L.P.            12/1/2003      2,500,000     2,885,509    1.12%        3.35%      N/A              Monthly
MKP Partners, L.P.                        12/1/2003      2,600,000     2,795,549    1.09%        3.74%      N/A            Quarterly
Polygon Global Opportunities Fund, L.P.    8/1/2004     10,200,000    13,438,242    5.23%        2.34%      N/A            Quarterly
Suttonbrook Capital Partners, L.P.        10/1/2004      9,500,000    11,777,280    4.58%        6.67%      N/A            Quarterly
The Fuller & Thaler International Long/
   Short Fund, L.P.                        2/1/2006      5,000,000     4,856,085    1.89%       13.13%      N/A            Quarterly
                                                     ------------------------------------
    Strategy Total                                      51,740,637    65,093,626   25.34%
                                                     ------------------------------------
Equity
------
Cantillon World, L.P.                     12/1/2003      5,050,000     6,320,324    2.46%        1.31%      N/A            Quarterly
Copper Beech Partners II, L.P.            12/1/2003      7,750,000     7,781,818    3.03%        5.46%      N/A            Quarterly
Galleon Diversified Fund, Ltd. - Class E  12/1/2003     12,600,000    14,331,132    5.58%        1.57%      N/A            Quarterly
Glenview Capital Partners, L.P.           12/1/2003     11,300,000    15,928,718    6.20%        5.56%      N/A            Quarterly
Heirloom Qualified Partners, L.P.         12/1/2003      5,350,000     6,396,416    2.49%        8.23%      N/A            Quarterly
North River Partners, L.P.                 7/1/2005      9,000,000     9,985,209    3.89%        2.45%    7/1/2006         Quarterly
Shoshone Partners, L.P.                   12/1/2003     10,500,000    14,340,800    5.58%        3.19%      N/A             Annually
The Mako Europe Fund, L.P.                12/1/2003      5,000,000     5,996,960    2.33%       24.13%      N/A              Monthly
                                                     ------------------------------------
    Strategy Total                                      66,550,000    81,081,377   31.56%
                                                     ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Bridgewater Pure Alpha Trading Co. Ltd.
   - Class B                               2/1/2004      5,400,000     6,659,519    2.59%        0.11%      N/A              Monthly
Caxton Global Investments (USA) LLC        1/1/2005      9,000,000    10,611,358    4.13%        1.93%      N/A             Annually
Placer Creek Partners, L.P.                1/1/2006     10,000,000    11,131,528    4.33%        3.32%      N/A        Semi-annually
Sunrise Commodities Select Portfolio -
   Davco Fund, L.P.                       12/1/2003      5,450,000     6,126,418    2.38%        2.45%      N/A              Monthly
The Capital Fund (Domestic), LLC          12/1/2003      5,000,000     5,292,396    2.06%       14.37%      N/A              Monthly
                                                     ------------------------------------
    Strategy Total                                      34,850,000    39,821,219   15.49%
                                                     ------------------------------------
Event Driven
------------
Brencourt Multi-Strategy, L.P.             9/1/2005      8,421,518     8,938,447    3.48%        5.44%      N/A            Quarterly
Canyon Value Realization Fund, L.P.       12/1/2003     12,500,000    16,295,419    6.34%        0.81%      N/A             Annually
Castlerigg Partners, L.P.                 12/1/2003     16,000,000    20,881,810    8.14%        5.63%      N/A            Quarterly
Empyrean Capital Fund, L.P.                7/1/2004     11,500,000    12,265,374    4.77%        3.04%      N/A              Monthly
K Capital Structural Arbitrage
   Offshore, L.P.                         10/1/2005      2,800,000     2,935,356    1.14%        0.44%   10/1/2007          Annually
OZ Europe Domestic Partners II, L.P.      10/1/2005     11,500,000    12,766,321    4.97%       13.64%   12/31/2007        Quarterly
York Capital Management, L.P.              7/1/2004     14,500,000    17,669,805    6.89%        3.05%      N/A             Annually
                                                     ------------------------------------
    Strategy Total                                      77,221,518    91,752,532   35.73%
                                                     ------------------------------------
Total investments in Investment Funds                $ 230,362,155   277,748,754  108.12%
                                                     =============
Other Assets, Less Liabilities                                       (20,849,107)  (8.12)%
                                                                    ---------------------
Members' Equity - Net Assets                                        $256,899,647  100.00%
                                                                    =====================

*   From original investment date.                                 N/A   Initial lock-up period has either expired prior to June 30,
**  Available frequency of redemptions after initial lock-up             2006 or Investment Fund did not have an initial lock-up
    period.                                                              period. However, specific redemption restrictions may
                                                                         apply.




ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ James L. Bailey
                         -------------------------------------------------
                           James L. Bailey, Co-Principal Executive Officer
Date August 29, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Lee A. Gardella
                         -------------------------------------------------
                           Lee A. Gardella, Co-Principal Executive Officer
Date August 29, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Robert F. Aufenanger
                         ------------------------------------------------
                           Robert F. Aufenanger, Principal Financial Officer
Date August 29, 2006
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